LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Disclosure of detailed information about maturity analysis of operating lease payments [Table Text Block]
	Category I Leases(a)	Category II Leases(b)	Total
Balance at December 31, 2022	$5,943	$31,640	$37,583
Additions	2,231	4,540	6,771
Remeasurements	-	6,151	6,151
Disposals	-	(36)	(36)
Finance costs	388	2,217	2,605
Repayments of principal	(3,502)	(11,736)	(15,238)
Repayments of finance costs	(389)	(2,183)	(2,572)
Transfer to asset held-for-sale (Note 14)	-	(82)	(82)
Foreign exchange	-	1,520	1,520
Balance at December 31, 2023	$4,671	$32,031	$36,702
Additions	1,110	7,992	9,102
Remeasurements	-	1,157	1,157
Finance costs	209	2,067	2,276
Repayment of principal	(3,119)	(14,152)	(17,271)
Repayments of finance costs	(209)	(2,053)	(2,262)
Foreign Exchange	-	(2,169)	(2,169)
Balance at December 31, 2024	$2,662	$24,873	$27,535
Statements of Financial Position Presentation
Current portion of lease liabilities	$3,144	$14,226	$17,370
Non-current portion of lease liabilities	1,527	17,805	19,332
Balance at December 31, 2023	$4,671	$32,031	$36,702
Current portion of lease liabilities	$1,857	$14,358	$16,215
Non-current portion of lease liabilities	805	10,515	11,320
Balance at December 31, 2024	$2,662	$24,873	$27,535

Disclosure of detailed information about lease payments recognized in the profit and loss [Table Text Block]
	Year Ended December 31, 2024	Year Ended December 31, 2023
Expenses relating to variable lease payments not included in the measurement of lease liability	$75,789	$113,486
Expenses relating to short-term leases	19,059	29,996
Expenses relating to low value leases	98	661
	$94,946	$144,143